UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Asset ManagerSM Portfolio

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Notes to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Portfolio

Notes to Shareholders:

  Effective July 1, 2006, the equity component of the fund's Composite benchmark will change from the Standard & Poor's 500SM Index to a mix of the Dow Jones Wilshire 5000 Composite IndexSM and the Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index to better reflect the fund's investments in U.S. and foreign stocks.
  Fidelity has recently changed the way the VIP Asset Manager Portfolios invest in investment-grade debt securities and certain other types of investments. Rather than investing in investment-grade debt securities through a subportfolio, the VIP Asset Manager Portfolios will now gain exposure to the investment-grade sector through their investments in a central fund.

A central fund is a mutual fund used by this fund and other Fidelity funds as an investment vehicle to gain exposure to a particular market sector - in this case, investment-grade debt. Instead of multiple funds each investing in investment-grade debt securities individually, they can now take advantage of consolidating investments in a single, larger pool of investment-grade debt securities by investing directly in a central fund.

Shares of the central funds are offered only to other Fidelity mutual funds and accounts; investors cannot directly invest in them. It is important to note that this new investment structure does not change the investment strategy of any of the VIP Portfolios.

If you have any questions, please call Fidelity or the insurance company that issued your policy.

Semiannual Report

VIP Asset Manager Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period * January 1, 2006 to June 30, 2006
Initial Class
Actual	$ 1,000.00	$ 1,002.80	$ 3.18
HypotheticalA	$ 1,000.00	$ 1,021.62	$ 3.21
Service Class
Actual	$ 1,000.00	$ 1,002.30	$ 3.72
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.76
Service Class 2
Actual	$ 1,000.00	$ 1,001.40	$ 4.47
HypotheticalA	$ 1,000.00	$ 1,020.33	$ 4.51
Investor Class
Actual	$ 1,000.00	$ 1,001.90	$ 3.82
HypotheticalA	$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund's annualized expense ratio.

Annualized Expense Ratio
Initial Class	.64%
Service Class	.75%
Service Class 2.90%
Investor Class	.77%

Semiannual Report

VIP Asset Manager Portfolio

Investment Changes

Top Five Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	1.6	1.1
General Electric Co.	1.3	1.3
Exxon Mobil Corp.	1.2	0.4
Valero Energy Corp.	1.0	0.0
Bank of America Corp.	1.0	1.3
	6.1
Top Five Bond Issuers as of June 30, 2006
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	11.6	8.9
U.S. Treasury Obligations	7.6	4.7
Freddie Mac	1.7	1.0
CS First Boston Mortgage Securities Corp.	0.4	0.1
Wells Fargo Mortgage Backed Securities Trust	0.3	0.2
	21.6
Top Five Market Sectors as of June 30, 2006
	% of fund' net assets	% of fund's net assets 6 months ago
Financials	17.6	13.7
Health Care	9.1	8.7
Consumer Staples	6.7	4.3
Energy	6.4	4.1
Consumer Discretionary	6.2	8.8
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *		As of December 31, 2005 **
	Stock Class and Equity Futures 50.4%		Stock Class and Equity Futures 52.8%
	Bond Class 40.6%		Bond Class 34.6%
	Short-Term Class 9.0%		Short-Term Class 12.6%
* Foreign investments	9.2%	** Foreign investments	10.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

For an unaudited list of holdings for each fixed-income central fund, visit advisor.fidelity.com.

Semiannual Report

VIP Asset Manager Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 43.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 3.8%
Automobiles - 0.5%
Fiat Spa (a)	135,300	$ 1,797,565
Renault SA	11,100	1,192,726
Toyota Motor Corp.	170,400	8,911,068
		11,901,359
Hotels, Restaurants & Leisure - 0.6%
Accor SA	11,400	693,999
Greek Organization of Football Prognostics SA	125,000	4,525,170
International Game Technology	190,100	7,212,394
		12,431,563
Household Durables - 0.2%
Koninklijke Philips Electronics NV (NY Shares)	45,700	1,423,098
Nexity	16,400	952,861
Sony Corp.	23,300	1,026,132
Steinhoff International Holdings Ltd.	107,400	319,803
		3,721,894
Internet & Catalog Retail - 0.3%
Submarino SA	293,000	5,884,621
Media - 1.1%
Comcast Corp. Class A (special) (a)(d)	524,800	17,202,944
News Corp. Class B	342,600	6,913,668
NTL, Inc.	66,450	1,654,605
		25,771,217
Multiline Retail - 0.8%
Federated Department Stores, Inc.	242,400	8,871,840
Kohl's Corp. (a)(d)	169,800	10,038,576
		18,910,416
Specialty Retail - 0.3%
Best Buy Co., Inc.	33,200	1,820,688
Circuit City Stores, Inc.	168,500	4,586,570
		6,407,258
TOTAL CONSUMER DISCRETIONARY		85,028,328
CONSUMER STAPLES - 6.4%
Beverages - 0.8%
PepsiCo, Inc.	253,000	15,190,120
Pernod Ricard SA	9,700	1,923,277
		17,113,397
Food & Staples Retailing - 1.2%
Aeon Co. Ltd.	97,200	2,132,156
Costco Wholesale Corp.	76,700	4,381,871
Shinsegae Co. Ltd.	1,167	584,300
Wal-Mart Stores, Inc.	424,200	20,433,714
		27,532,041
Food Products - 1.7%
Archer-Daniels-Midland Co.	274,000	11,310,720

	Shares	Value (Note 1)
Hershey Co.	78,900	$ 4,345,023
Kellogg Co.	277,000	13,415,110
Koninklijke Numico NV	32,200	1,445,366
Nestle SA sponsored ADR	88,300	6,878,570
		37,394,789
Household Products - 0.5%
Clorox Co.	179,200	10,925,824
Reckitt Benckiser PLC	34,200	1,277,743
		12,203,567
Personal Products - 1.0%
Avon Products, Inc.	582,600	18,060,600
Estee Lauder Companies, Inc. Class A	108,700	4,203,429
		22,264,029
Tobacco - 1.2%
Altria Group, Inc.	182,300	13,386,289
Reynolds American, Inc.	119,200	13,743,760
		27,130,049
TOTAL CONSUMER STAPLES		143,637,872
ENERGY - 5.0%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	68,900	5,639,465
Compagnie Generale de Geophysique SA (a)	8,400	1,449,538
GlobalSantaFe Corp.	76,000	4,389,000
Noble Corp.	44,700	3,326,574
Schlumberger Ltd. (NY Shares)	173,100	11,270,541
Transocean, Inc. (a)	53,200	4,273,024
		30,348,142
Oil, Gas & Consumable Fuels - 3.6%
Canadian Natural Resources Ltd.	43,400	2,399,577
EOG Resources, Inc.	49,200	3,411,528
Exxon Mobil Corp.	433,700	26,607,495
Hess Corp.	264,300	13,968,255
Norsk Hydro ASA	53,600	1,431,656
OMV AG	26,100	1,554,170
Quicksilver Resources, Inc. (a)	19,700	725,157
Talisman Energy, Inc.	123,100	2,148,157
Total SA sponsored ADR	31,700	2,076,984
Ultra Petroleum Corp. (a)	59,800	3,544,346
Valero Energy Corp.	333,600	22,191,072
		80,058,397
TOTAL ENERGY		110,406,539
FINANCIALS - 7.8%
Capital Markets - 0.6%
Daiwa Securities Group, Inc.	77,000	917,876
Greenhill & Co., Inc. (d)	129,700	7,880,572
Legg Mason, Inc.	5,700	567,264
Merrill Lynch & Co., Inc.	100	6,956
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Nikko Cordial Corp.	128,500	$ 1,644,081
UBS AG (NY Shares)	26,300	2,885,110
		13,901,859
Commercial Banks - 1.6%
Banca Intesa Spa	181,220	1,061,254
Bank of China Ltd. (H Shares)	1,792,000	813,366
BNP Paribas SA	20,300	1,943,687
Compass Bancshares, Inc.	76,800	4,270,080
Daegu Bank Co. Ltd.	43,620	781,638
Deutsche Postbank AG	13,300	957,172
Finansbank AS	160,000	778,515
HSBC Holdings PLC (Hong Kong) (Reg.)	58,800	1,038,996
Kookmin Bank sponsored ADR	12,500	1,038,250
Nedbank Group Ltd.	32,900	518,508
Raiffeisen International Bank Holding AG	26,600	2,310,414
Societe Generale Series A	16,500	2,427,282
Unicredito Italiano Spa	219,800	1,721,593
Wells Fargo & Co.	252,100	16,910,868
		36,571,623
Consumer Finance - 0.7%
Credit Saison Co. Ltd.	27,900	1,321,547
ORIX Corp.	7,520	1,836,871
SLM Corp.	239,900	12,695,508
		15,853,926
Diversified Financial Services - 2.0%
Bank of America Corp.	447,500	21,524,750
Citigroup, Inc.	425,800	20,540,592
FirstRand Ltd.	213,800	503,936
ING Groep NV (Certificaten Van Aandelen)	43,200	1,698,624
		44,267,902
Insurance - 2.8%
Allianz AG (Reg.)	10,900	1,722,200
American International Group, Inc.	231,000	13,640,550
AXA SA	53,200	1,746,251
AXA SA rights 6/30/06 (a)	53,200	44,915
Benfield Group PLC	123,800	789,389
Hartford Financial Services Group, Inc.	152,600	12,909,960
MetLife, Inc.	246,600	12,628,386
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	12,600	1,721,555
Prudential Financial, Inc.	211,900	16,464,630
T&D Holdings, Inc.	10,450	844,767
		62,512,603
Real Estate Management & Development - 0.1%
Mitsui Fudosan Co. Ltd.	50,000	1,085,864
TOTAL FINANCIALS		174,193,777

	Shares	Value (Note 1)
HEALTH CARE - 8.7%
Biotechnology - 1.7%
Celgene Corp. (a)	372,500	$ 17,667,675
Gilead Sciences, Inc. (a)	219,500	12,985,620
ImClone Systems, Inc. (a)	68,700	2,654,568
Neurocrine Biosciences, Inc. (a)	279,100	2,958,460
Theravance, Inc. (a)	21,100	482,768
		36,749,091
Health Care Equipment & Supplies - 0.4%
Hologic, Inc. (a)	113,700	5,612,232
Synthes, Inc.	18,413	2,221,609
		7,833,841
Health Care Providers & Services - 1.9%
Aetna, Inc.	189,400	7,562,742
Laboratory Corp. of America Holdings (a)	68,500	4,262,755
Medco Health Solutions, Inc. (a)	191,500	10,969,120
Quest Diagnostics, Inc.	72,900	4,368,168
UnitedHealth Group, Inc.	353,500	15,829,730
		42,992,515
Life Sciences Tools & Services - 0.2%
Applera Corp. - Applied Biosystems Group	135,500	4,383,425
Pharmaceuticals - 4.5%
Allergan, Inc.	91,300	9,792,838
Elan Corp. PLC sponsored ADR (a)	636,400	10,627,880
Johnson & Johnson	589,400	35,316,848
Merck & Co., Inc.	511,000	18,615,730
New River Pharmaceuticals, Inc. (a)	83,000	2,365,500
Novartis AG:
(Reg.)	41,637	2,245,067
sponsored ADR	233,800	12,606,496
Roche Holding AG (participation certificate)	22,421	3,706,572
Sanofi-Aventis sponsored ADR	30,100	1,465,870
Teva Pharmaceutical Industries Ltd. sponsored ADR	141,000	4,454,190
		101,196,991
TOTAL HEALTH CARE		193,155,863
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.7%
BAE Systems PLC	246,900	1,688,478
Hexcel Corp. (a)	103,300	1,622,843
L-3 Communications Holdings, Inc.	166,100	12,527,262
		15,838,583
Airlines - 0.6%
Alaska Air Group, Inc. (a)	80,600	3,177,252
AMR Corp. (a)	133,100	3,383,402
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
JetBlue Airways Corp. (a)	213,600	$ 2,593,104
US Airways Group, Inc. (a)	88,200	4,457,628
		13,611,386
Building Products - 0.1%
Pfleiderer AG	48,900	1,373,036
Commercial Services & Supplies - 0.5%
Citiraya Industries Ltd. (a)	181,000	1
Techem AG	21,000	972,448
Waste Management, Inc.	290,100	10,408,788
		11,381,237
Electrical Equipment - 0.1%
Schneider Electric SA	11,600	1,209,356
Sumitomo Electric Industries Ltd.	86,100	1,261,120
		2,470,476
Industrial Conglomerates - 1.3%
General Electric Co.	848,400	27,963,264
Machinery - 0.4%
Atlas Copco AB (A Shares)	50,500	1,403,636
Caterpillar, Inc.	61,800	4,602,864
Fanuc Ltd.	12,200	1,096,054
Heidelberger Druckmaschinen AG	40,700	1,850,855
Metso Corp. sponsored ADR	18,500	669,145
		9,622,554
Marine - 0.2%
Kuehne & Nagel International AG	67,980	4,949,055
Road & Rail - 0.5%
Norfolk Southern Corp.	217,100	11,554,062
TOTAL INDUSTRIALS		98,763,653
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.5%
Corning, Inc. (a)	76,300	1,845,697
QUALCOMM, Inc.	127,700	5,116,939
Sandvine Corp. (e)	1,569,000	3,293,706
		10,256,342
Computers & Peripherals - 0.1%
M-Systems Flash Disk Pioneers Ltd. (a)	85,000	2,518,550
Electronic Equipment & Instruments - 0.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	704,000	4,348,565
Hoya Corp.	35,800	1,273,376
		5,621,941
Internet Software & Services - 0.2%
Google, Inc. Class A (sub. vtg.) (a)	12,600	5,283,558
LoopNet, Inc. (a)	4,300	80,023
		5,363,581

	Shares	Value (Note 1)
IT Services - 0.5%
Infosys Technologies Ltd.	20,662	$ 1,386,601
MoneyGram International, Inc.	302,500	10,269,875
		11,656,476
Office Electronics - 0.1%
Neopost SA	15,500	1,766,639
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Semiconductor Engineering, Inc.	1,482,000	1,464,676
ATI Technologies, Inc. (a)	71,200	1,038,030
Atmel Corp. (a)	499,900	2,774,445
Broadcom Corp. Class A (a)	124,600	3,744,230
Hittite Microwave Corp.	74,900	2,708,384
Marvell Technology Group Ltd. (a)	93,500	4,144,855
Samsung Electronics Co. Ltd.	3,720	2,364,457
Spansion, Inc.	805,000	12,831,700
Trident Microsystems, Inc. (a)	171,600	3,256,968
		34,327,745
Software - 0.3%
BEA Systems, Inc. (a)	431,400	5,647,026
TOTAL INFORMATION TECHNOLOGY		77,158,300
MATERIALS - 1.5%
Chemicals - 0.8%
Monsanto Co.	159,200	13,403,048
Nitto Denko Corp.	25,200	1,794,888
Shin-Etsu Chemical Co. Ltd.	21,100	1,146,970
Syngenta AG (Switzerland)	10,693	1,420,030
Tokuyama Corp.	14,000	207,997
		17,972,933
Metals & Mining - 0.7%
AUR Resources, Inc.	196,100	3,126,919
BHP Billiton Ltd.	44,000	947,540
Titanium Metals Corp. (a)(d)	319,500	10,984,410
		15,058,869
TOTAL MATERIALS		33,031,802
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	644,200	17,966,738
Wireless Telecommunication Services - 1.1%
America Movil SA de CV Series L sponsored ADR	205,300	6,828,278
American Tower Corp. Class A (a)	293,900	9,146,168
NII Holdings, Inc. (a)	148,500	8,372,430
		24,346,876
TOTAL TELECOMMUNICATION SERVICES		42,313,614
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - 0.1%
Electric Utilities - 0.1%
E.ON AG	23,200	$ 2,669,160
TOTAL COMMON STOCKS (Cost $936,893,410)		960,358,908
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.61% to 4.83% 7/6/06 to 9/7/06 (f) (Cost $8,855,150)	$ 8,910,000	8,858,274
Fixed-Income Funds - 42.0%
	Shares
Fidelity Floating Rate Central Investment Portfolio (g)	703,100	70,429,527
Fidelity High Income Central Investment Portfolio 1 (g)	870,370	84,008,149
Fidelity VIP Investment Grade Central Investment Portfolio (g)	7,778,751	782,386,753
TOTAL FIXED-INCOME FUNDS (Cost $950,532,269)		936,824,429
Money Market Funds - 16.1%

Fidelity Cash Central Fund, 5.11% (b)	203,698,887	203,698,887
Fidelity Money Market Central Fund, 5.23% (b)	123,860,162	123,860,162
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	31,473,050	31,473,050
TOTAL MONEY MARKET FUNDS (Cost $359,032,099)		359,032,099
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $2,255,312,928)		2,265,073,710
NET OTHER ASSETS - (1.6)%		(36,169,822)
NET ASSETS - 100%		$ 2,228,903,888
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
128 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Sept. 2006	$ 5,668,138	$ 327,932
55 FTSE 100 Index Contracts (United Kingdom)	Sept. 2006	5,683,824	241,672
481 S&P 500 Index Contracts	Sept. 2006	153,847,850	339,038
43 TOPIX 150 Index Contracts (Japan)	Sept. 2006	5,576,082	397,132
TOTAL EQUITY INDEX CONTRACTS		$ 170,775,894	$ 1,305,774

The face value of futures purchased as a percentage of net assets - 7.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,293,706 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $8,858,274.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,849,182
Fidelity Floating Rate Central Investment Portfolio	1,867,396
Fidelity High Income Central Investment Portfolio 1	5,062,872
Fidelity Money Market Central Fund	2,947,066
Fidelity Securities Lending Cash Central Fund	145,570
Fidelity Ultra-Short Central Fund	2,416,641
Fidelity VIP Investment Grade Central Investment Portfolio	706,352
Total	$ 18,995,079

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ 46,624,748	$ 23,999,102	$ -	$ 70,429,527	5.6%
Fidelity High Income Central Investment Portfolio 1	144,892,045	-	60,972,296	84,008,149	12.4%
Fidelity Ultra-Short Central Fund	91,970,264	25,002,507	116,954,780	-	0.0%
Fidelity VIP Investment Grade Central Investment Portfolio	-	777,981,226 *	-	782,386,753	29.5%
Total	$ 283,487,057	$ 826,982,835	$ 177,927,076	$ 936,824,429

* $652,127,185 represents the value of shares received through in-kind contributions.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	21.1%
AAA, AA, A	6.7%
BBB	5.2%
BB	3.1%
B	2.8%
CCC, CC, C	0.4%
Not Rated	0.7%
Equities	50.9%
Short-Term Investments and Net Other Assets	9.1%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	90.8%
Switzerland	1.5%
Japan	1.2%
France	0.9%
Others (individually less than 1%)	5.6%
100.0%
The information in the above tables is based on the combined investments of the fund and it's pro-rata share of the investments of Fidelity's fixed-income central funds.
Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $98,979,772 of which $24,358,272, $33,903,363 and $40,718,137 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Asset Manager Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $31,173,492) - See accompanying schedule: Unaffiliated issuers (cost $945,748,560)	$ 969,217,182
Affiliated Central Funds (cost $1,309,564,368)	1,295,856,528
Total Investments (cost $2,255,312,928)		$ 2,265,073,710
Foreign currency held at value (cost $63)		64
Receivable for investments sold		9,677,954
Receivable for fund shares sold		174,191
Dividends receivable		997,492
Interest receivable		3,638,275
Prepaid expenses		5,189
Other receivables		144,005
Total assets		2,279,710,880

Liabilities
Payable for fund shares redeemed	$ 17,847,080
Accrued management fee	963,864
Distribution fees payable	14,287
Payable for daily variation on futures contracts	59,669
Other affiliated payables	278,888
Other payables and accrued expenses	170,154
Collateral on securities loaned, at value	31,473,050
Total liabilities		50,806,992

Net Assets		$ 2,228,903,888
Net Assets consist of:
Paid in capital		$ 2,149,532,981
Undistributed net investment income		29,891,761
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		38,422,622
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,056,524
Net Assets		$ 2,228,903,888

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($2,133,327,234 ÷ 145,286,374 shares)	$ 14.68

Service Class: Net Asset Value, offering price and redemption price per share ($24,228,260 ÷ 1,660,146 shares)	$ 14.59

Service Class 2: Net Asset Value, offering price and redemption price per share ($50,004,201 ÷ 3,454,678 shares)	$ 14.47

Investor Class: Net Asset Value, offering price and redemption price per share ($21,344,193 ÷ 1,456,562 shares)	$ 14.65

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Asset Manager Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 6,374,478
Interest		15,022,332
Income from affiliated Central Funds		18,995,079
Total income		40,391,889

Expenses
Management fee	$ 6,247,631
Transfer agent fees	823,725
Distribution fees	85,301
Accounting and security lending fees	385,236
Independent trustees' compensation	4,711
Appreciation in deferred trustee compensation account	2,854
Custodian fees and expenses	134,480
Audit	45,193
Legal	14,966
Miscellaneous	89,561
Total expenses before reductions	7,833,658
Expense reductions	(355,270)	7,478,388
Net investment income (loss)		32,913,501
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	146,004,578
Affiliated Central Funds	2,479,218
Foreign currency transactions	(215,152)
Futures contracts	(1,466,722)
Swap agreements	(283,195)
Total net realized gain (loss)		146,518,727
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $11,602)	(169,147,135)
Assets and liabilities in foreign currencies	8,864
Futures contracts	2,642,458
Swap agreements	(461,547)
Total change in net unrealized appreciation (depreciation)		(166,957,360)
Net gain (loss)		(20,438,633)
Net increase (decrease) in net assets resulting from operations		$ 12,474,868

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,913,501	$ 67,685,100
Net realized gain (loss)	146,518,727	73,859,634
Change in net unrealized appreciation (depreciation)	(166,957,360)	(43,876,379)
Net increase (decrease) in net assets resulting from operations	12,474,868	97,668,355
Distributions to shareholders from net investment income	(65,774,370)	(72,542,784)
Distributions to shareholders from net realized gain	-	(931,463)
Total distributions	(65,774,370)	(73,474,247)
Share transactions - net increase (decrease)	(215,186,983)	(347,778,441)
Total increase (decrease) in net assets	(268,486,485)	(323,584,333)

Net Assets
Beginning of period	2,497,390,373	2,820,974,706
End of period (including undistributed net investment income of $29,891,761 and undistributed net investment income of $63,399,938, respectively)	$ 2,228,903,888	$ 2,497,390,373

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 15.04	$ 14.85	$ 14.46	$ 12.75	$ 14.51	$ 16.01
Income from Investment Operations
Net investment income (loss) E	.21	.38	.36 H	.36	.46	.51
Net realized and unrealized gain (loss)	(.16)	.21	.42	1.83	(1.69)	(1.13)
Total from investment operations	.05	.59	.78	2.19	(1.23)	(.62)
Distributions from net investment income	(.41)	(.39)	(.39)	(.48)	(.53)	(.64)
Distributions from net realized gain	-	(.01)	-	-	-	(.24)
Total distributions	(.41)	(.40) J	(.39)	(.48)	(.53)	(.88)
Net asset value, end of period	$ 14.68	$ 15.04	$ 14.85	$ 14.46	$ 12.75	$ 14.51
Total Return B, C, D	.28%	4.04%	5.47%	17.97%	(8.73)%	(4.15)%
Ratios to Average Net Assets F, I
Expenses before reductions	.64% A	.64%	.66%	.63%	.63%	.64%
Expenses net of fee waivers, if any	.64% A	.64%	.66%	.63%	.63%	.64%
Expenses net of all reductions	.61% A	.63%	.65%	.62%	.61%	.63%
Net investment income (loss)	2.73% A	2.60%	2.53%	2.71%	3.49%	3.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,133,327	$ 2,407,113	$ 2,751,094	$ 3,011,837	$ 2,784,945	$ 3,547,730
Portfolio turnover rate G	121%	44%	66%	82%	140%	108%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the affiliated central funds. G Amounts do not include the portfolio activity of the affiliated central funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distribution of $.40 per share is comprised of distributions from net investment income of $.39 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 14.94	$ 14.75	$ 14.37	$ 12.66	$ 14.41	$ 15.91
Income from Investment Operations
Net investment income (loss) E	.20	.36	.34 H	.34	.44	.49
Net realized and unrealized gain (loss)	(.16)	.21	.42	1.83	(1.68)	(1.12)
Total from investment operations	.04	.57	.76	2.17	(1.24)	(.63)
Distributions from net investment income	(.39)	(.37)	(.38)	(.46)	(.51)	(.63)
Distributions from net realized gain	-	(.01)	-	-	-	(.24)
Total distributions	(.39)	(.38) J	(.38)	(.46)	(.51)	(.87)
Net asset value, end of period	$ 14.59	$ 14.94	$ 14.75	$ 14.37	$ 12.66	$ 14.41
Total Return B, C, D	.23%	3.93%	5.36%	17.91%	(8.85)%	(4.24)%
Ratios to Average Net Assets F, I
Expenses before reductions	.75% A	.74%	.77%	.74%	.74%	.74%
Expenses net of fee waivers, if any	.75% A	.74%	.77%	.74%	.74%	.74%
Expenses net of all reductions	.72% A	.73%	.76%	.73%	.72%	.73%
Net investment income (loss)	2.62% A	2.50%	2.41%	2.59%	3.38%	3.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,228	$ 29,382	$ 33,118	$ 32,087	$ 25,692	$ 31,324
Portfolio turnover rate G	121%	44%	66%	82%	140%	108%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the affiliated central funds. G Amounts do not include the portfolio activity of the affiliated central funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distribution of $.38 per share is comprised of distributions from net investment income of $.37 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Asset Manager Portfolio
Financial Statements - continued

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 14.82	$ 14.64	$ 14.27	$ 12.59	$ 14.36	$ 15.89
Income from Investment Operations
Net investment income (loss) E	.18	.34	.32 H	.32	.41	.46
Net realized and unrealized gain (loss)	(.16)	.21	.41	1.81	(1.67)	(1.11)
Total from investment operations	.02	.55	.73	2.13	(1.26)	(.65)
Distributions from net investment income	(.37)	(.37)	(.36)	(.45)	(.51)	(.64)
Distributions from net realized gain	-	(.01)	-	-	-	(.24)
Total distributions	(.37)	(.37) J	(.36)	(.45)	(.51)	(.88)
Net asset value, end of period	$ 14.47	$ 14.82	$ 14.64	$ 14.27	$ 12.59	$ 14.36
Total Return B, C, D	.14%	3.85%	5.18%	17.66%	(9.03)%	(4.38)%
Ratios to Average Net Assets F, I
Expenses before reductions	.90% A	.90%	.93%	.91%	.90%	.90%
Expenses net of fee waivers, if any	.90% A	.90%	.93%	.91%	.90%	.90%
Expenses net of all reductions	.87% A	.89%	.92%	.89%	.88%	.89%
Net investment income (loss)	2.47% A	2.34%	2.25%	2.43%	3.22%	3.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,004	$ 51,574	$ 36,763	$ 22,456	$ 16,367	$ 11,993
Portfolio turnover rate G	121%	44%	66%	82%	140%	108%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the affiliated central funds. G Amounts do not include the portfolio activity of the affiliated central funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distribution of $.37 per share is comprised of distributions from net investment income of $.365 and distributions from net realized gain of $.005 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.03	$ 14.63
Income from Investment Operations
Net investment income (loss) E	.19	.16
Net realized and unrealized gain (loss)	(.16)	.24
Total from investment operations	.03	.40
Distributions from net investment income	(.41)	-
Net asset value, end of period	$ 14.65	$ 15.03
Total Return B, C, D	.19%	2.73%
Ratios to Average Net Assets F, I
Expenses before reductions	.77% A	.82% A
Expenses net of fee waivers, if any	.77% A	.82% A
Expenses net of all reductions	.74% A	.81% A
Net investment income (loss)	2.60% A	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,344	$ 9,322
Portfolio turnover rate G	121%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the affiliated central funds. G Amounts do not include the portfolio activity of the affiliated central funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP Asset Manager Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as VIP Asset Manager Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent, and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Ultra-Short Central Fund (Ultra-Short Central Fund) and fixed-income Central Investment Portfolios (CIPs), collectively referred to as the Central Funds, and affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Prior to July 1, 2006, deferred amounts were treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and were marked-to-market. Effective July 1, 2006, deferred amounts will be directly invested in a cross-section of Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, partnerships (including allocations from CIPs), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 65,662,265
Unrealized depreciation	(36,891,874)
Net unrealized appreciation (depreciation)	$ 28,770,391
Cost for federal income tax purposes	$ 2,236,303,319

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

VIP Asset Manager Portfolio

2. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $2,230,143,543 and $2,451,478,391, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .52% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 13,345
Service Class 2	71,956
$ 85,301

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 774,850
Service Class	9,792
Service Class 2	22,831
Investor Class	16,252
$ 823,725

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Fund may also invest in Ultra-Short Central Fund, managed by FIMM, which seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.

The Fund may also invest in CIPs managed by Fidelity Management & Research Company Inc. (FMRC), an affiliate of FMR.

The VIP Investment Grade CIP seeks a high level of income by normally investing in investment-grade debt securities. The High Income Central Investment Portfolio 1 seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. The Floating Rate Central Investment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

The Fund's Schedule of Investments lists the Central Funds as an investment of the Fund but does not include the underlying holdings of the Central Funds. Based on their investment objectives, the Central Funds may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, the Central Funds may also participate in delayed delivery and when-issued securities and loans and other direct debt instrument. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the Central Funds and the Fund.

A complete unaudited list of holdings for the Central Funds, as of the Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the Central Funds financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

On June 23, 2006 the Fund completed a non-taxable exchange of securities with a value, including accrued interest, of $652,127,185 (which included $20,726,447 of unrealized depreciation) for 6,521,272 shares (each then valued at $100.00 per share) of the VIP Investment Grade Central Investment Portfolio, an affiliated entity. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20,721 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $3,738 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

VIP Asset Manager Portfolio

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $145,570.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $353,676 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,594.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 24% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 18% of the total outstanding shares of the Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005 A
From net investment income
Initial Class	$ 63,434,414	$ 70,750,221
Service Class	706,426	792,593
Service Class 2	1,331,968	999,970
Investor Class	301,562	-
Total	$ 65,774,370	$ 72,542,784
From net realized gain
Initial Class	$ -	$ 907,054
Service Class	-	10,711
Service Class 2	-	13,698
Total	$ -	$ 931,463

A Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
Initial Class
Shares sold	1,275,668	2,915,947	$ 19,098,952	$ 42,234,659
Reinvestment of distributions	4,291,909	4,952,127	63,434,414	71,657,275
Shares redeemed	(20,345,272)	(33,114,328)	(305,987,520)	(480,629,101)
Net increase (decrease)	(14,777,695)	(25,246,254)	$ (223,454,154)	$ (366,737,167)
Service Class
Shares sold	74,079	242,272	$ 1,102,698	$ 3,487,071
Reinvestment of distributions	48,056	55,824	706,426	803,304
Shares redeemed	(428,732)	(577,213)	(6,462,722)	(8,354,296)
Net increase (decrease)	(306,597)	(279,117)	$ (4,653,598)	$ (4,063,921)
Service Class 2
Shares sold	2,121,168	1,466,235	$ 31,232,630	$ 20,976,506
Reinvestment of distributions	91,356	70,935	1,331,968	1,013,668
Shares redeemed	(2,238,945)	(566,476)	(32,205,855)	(8,095,836)
Net increase (decrease)	(26,421)	970,694	$ 358,743	$ 13,894,338
Investor Class
Shares sold	855,333	630,233	$ 12,856,343	$ 9,272,918
Reinvestment of distributions	20,431	-	301,562	-
Shares redeemed	(39,598)	(9,837)	(595,879)	(144,609)
Net increase (decrease)	836,166	620,396	$ 12,562,026	$ 9,128,309

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Asset Manager Portfolio

Board Approval of Investment Advisory Contracts and Management Fees

VIP Asset Manager Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

VIP Asset Manager Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company (formerly Fidelity
Management & Research (Far East) Inc.)

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAM-SANN-0806
1.705701.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund II: Asset Manager Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II: Asset Manager Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 22, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 22, 2006